Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001019034
Registrant Name	Bio-Key International Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A